Financial risk factors - Currency exchange and commodity price risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) country item	Dec. 31, 2019 USD ($)
Currency exchange risk
Financial risk factors
Number of countries in which the Group operates | country	12
Number of continents in which the Group operates | item	3
Percentage increase in currency exchange rate	1.00%
Increase (decrease) in shareholders' equity | $	$ (10)	$ (4)
Commodity price risk
Financial risk factors
Percentage of energy costs relating to gas	50.00%
Forward contracts | Commodity price risk
Financial risk factors
Contractual positions in tranches	10.00%